Share-Based Compensation - Schedule of Share-Based Compensation Expense (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Pre-tax expense	$ 2,030	$ 2,468	$ 7,295	$ 10,202	$ 7,895
Tax effect			(2,838)	(3,846)	(3,000)
After tax expense			$ 4,457	$ 6,356	$ 4,895
Denominator for basic shares-Weighted average shares	36,865	36,644	36,729	36,580	37,457
Denominator for diluted shares-Adjusted weighted average shares and the effect of dilutive securities	36,865	36,644	36,729	36,918	37,457
Net expense per share-basic			$ 0.12	$ 0.17	$ 0.13
Net expense per share-diluted			$ 0.12	$ 0.17	$ 0.13